SSS Agreements (Detail Textuals 3) - USD ($)			1 Months Ended		3 Months Ended			6 Months Ended			12 Months Ended
	Nov. 10, 2016	Apr. 05, 2016	Jun. 27, 2016	Dec. 21, 2015	Jun. 30, 2018	Jun. 30, 2017	[1]	Jun. 30, 2018	Jun. 30, 2017	[1]	Dec. 31, 2017	Dec. 31, 2016
Agreement [Line Items]
Net loss					$ (8,320,024)	$ (3,803,619)		$ (12,041,393)	$ (1,670,624)		$ (9,835,601)	$ (26,407,974)
Common stock, par value (in dollars per share)					$ 0.001			$ 0.001			$ 0.001	$ 0.001
Earn-out share award expense												$ 13,700,000
SSF | Tianjin Enternet
Agreement [Line Items]
Percentage of variable interest entity		100.00%
SSF | Lan Yang
Agreement [Line Items]
Percentage of variable interest entity		99.00%
SSF | Yun Zhu
Agreement [Line Items]
Percentage of variable interest entity		1.00%
Amended Tianjin Agreement | Tianjin Enternet | Board
Agreement [Line Items]
Earn-out share award	10,000,000			15,000,000
Common stock, par value (in dollars per share)	$ 0.001
Amended Tianjin Agreement | SSS
Agreement [Line Items]
Percentage of outstanding common stock owned			19.99%
Amended Tianjin Agreement | SSF | Tianjin Enternet
Agreement [Line Items]
Contribution of equity ownership				100.00%
Receive shares of common stock, term				3 years
Per year receive shares of common stock				5,000,000
Amended Tianjin Agreement | SSF | Earn-out provisions 2016 | Tianjin Enternet
Agreement [Line Items]
Earn-out provision homes/users passed				$ 50,000,000
Net loss				4,000,000
Amended Tianjin Agreement | SSF | Earn-out provisions 2017 | Tianjin Enternet
Agreement [Line Items]
Earn-out provision homes/users passed				100,000,000
Net loss				6,000,000
Amended Tianjin Agreement | SSF | Earn-out provisions 2018 | Tianjin Enternet
Agreement [Line Items]
Earn-out provision homes/users passed				150,000,000
Net loss				$ 8,000,000

[1]	The above consolidated balance sheets present the Shanghai Guang Ming Investment Management Limited ("Guang Ming") acquired from Tianjin Sun Seven Stars Culture Development Co. Ltd. ("Tianjin") and Beijing Nanbei Huijin Investment Co. Ltd on April 4 2018 as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 4 "Acquisition")